MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the first semi-annual report since the inception of the mutual fund family in September 1996.

This is a very exciting time in the history of the financial markets, as the major market indexes continue to hit new highs. The 1st Source Monogram equity funds--the Diversified Equity Fund, the Income Equity Fund and the Special Equity Fund--are designed to help investors participate in the opportunity for capital appreciation offered by the U.S. stock market. The 1st Source Monogram Income Fund is available for investors seeking income and balance in their portfolios.

As managers of the 1st Source Monogram Funds, we are keenly aware that we are in the midst of one of the longest bull markets in history. It is clearly a time for caution, as the current economic expansion reaches seven years. Mutual funds offer broad diversification as well as professional management as a means of controlling risk.

By investing in the 1st Source Monogram Funds, you enjoy the management expertise of the 1st Source Bank, which has been managing money for its clients since 1936 and currently manages over $1.2 billion in assets. This semi-annual report details the list of investments held by each portfolio, as well as the strategy of each portfolio manager. We urge you to read the entire report closely to help you monitor the progress of your investment in the Funds.

If you have any questions about your investment, or would like a prospectus or more information about any of our funds, please contact your account representative or call the Fund at 1-800-766-8938. Thank you for investing in the 1st Source Monogram Funds.

INVESTMENT OUTLOOK

During the past two years, the stock market advanced by more than 60% as the U.S. economy continued to grow moderately with the absence of significant inflation. During that same period, corporate profits advanced at a double-digit rate, while interest rates were generally low. It has been an excellent environment for U.S. equities, particularly the large-capitalization stocks comprising the Standard & Poor's 500 Index.

1ST SOURCE BANK PROVIDES INVESTMENT ADVISORY AND OTHER SERVICES TO THE FUNDS AND RECEIVES A FEE FOR THOSE SERVICES. THIS MATERIAL IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES. MUTUAL FUNDS ARE NOT FDIC INSURED. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE.

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

For bonds, 1996 was more difficult, as interest rates rose during the first eight months of the year and then fell sharply when it became clear that the economy was not growing as rapidly as it had appeared. We have maintained an intermediate maturity position in our fixed-income portfolio, believing that the best valuation and risk/return opportunities were in short- and intermediate-term securities rather than in owning long-term bonds through a majority of the year.

As we move into 1997, interest rates remain low, and corporate profits continue to advance. The U.S. economy appears to be growing at an annual rate of about 2% to 3%. As consumers become increasingly burdened and government spending shrinks, there is downward pressure on the U.S. economy. However, given the low unemployment rate, it is unlikely that the Federal Reserve Board will lower interest rates.

As for inflation, rising U.S. productivity as well as wage competition from overseas, continues to offset increasing wage pressure. The continuation of a low-growth/low-inflationary environment is generally positive for stocks and bonds, although we believe that a modest stock market correction from these levels could occur. We believe that in the long term, the overall environment for stocks and bonds is very positive.

Sincerely,

Ralph C. Shive, CFA
J. Gregory Turner, CFA
Andrew R. Haddock, CFA
John Seidl, CFA

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?
For the six month period ended December 31, 1996, the Fund's total return was 8.61%.1 In comparison, the Standard & Poor's 500 Index was up 11.69% during the same period.2

The Diversified Equity Fund is a multi-style, multi-manager portfolio with three subadvisers representing the sector rotation, value and growth styles. The following interview is with portfolio managers Dan Pickett of Columbus Circle Investors (sector rotation), Robert Marcin of Miller Anderson & Sherrerd LLP (value) and Bob Takazawa of
Loomis Sayles & Company LP (growth).

WHAT FACTORS AFFECTED YOUR PERFORMANCE?
DAN PICKETT, COLUMBUS CIRCLE INVESTORS:
The biggest driver of the markets in that period was liquidity flows--money coming into the market at the mutual fund level or fund flows from foreign investors. Most of that money went into the large-capitalization stocks. Our particular emphasis on stock selection took a back seat, although we're seeing that reverse in early 1997.

ROBERT MARCIN, MILLER ANDERSON & SHERRERD:
Because of our valuation restrictions, the portfolio tends to include smaller and more cyclical companies than the S&P 500. Growth stocks outperformed cyclicals during the period. On the plus side, the portfolio's overweighting in financial services and heavy industrial companies positively impacted performance.

BOB TAKAZAWA, LOOMIS SAYLES:
We have skewed the portfolio more toward the mid-capitalization part of the market, and mid-caps lagged the market during the period. Our focus on earnings gains and our valuation discipline has taken us gradually more and more away from a heavy concentration in the large-capitalization stocks.

WHAT IS YOUR STRATEGY?
DAN PICKETT, COLUMBUS CIRCLE INVESTORS:
Our efforts are working toward identifying which companies' underlying businesses are fundamentally improving at a rate that exceeds the consensus expectation. We have a relatively large research group that analyzes industries and stocks, with the objective of recognizing when there's a change in those leading indicators that will lead to surprisingly strong financial performance. Then we position the portfolio to take advantage of those changes.

ROBERT MARCIN, MILLER ANDERSON & SHERRERD:
From a strategic perspective, the portfolio remains committed to economically sensitive and financial-services sectors of the stock market. The heavy-industry sector is our largest overweighting, and our individual holdings trade at large valuation discounts versus the S&P 500, while providing significant revenue and profit-growth opportunities. The financial-services sector, notably banks and insurance companies, continues to deliver healthy earnings growth.

BOB TAKAZAWA, LOOMIS SAYLES:
Currently, we have a heavy commitment to technology, energy and health-care stocks. Our strategy is a bottom-up approach to individual stock selection in which we are seeking growth.

WHAT WOULD BE SOME INTERESTING STOCKS IN THE PORTFOLIO?
DAN PICKETT, COLUMBUS CIRCLE INVESTORS:
One interesting portfolio holding is HBO & Co. (1.23%), which produces information systems that are used to manage hospitals. We believe that they have the most comprehensive system in the market, and they have dramatically exceeded expectations regarding the number of hospitals that buy the systems.

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

ROBERT MARCIN, MILLER ANDERSON & SHERRERD:
We are overweighted in consumer durables, including large positions in Ford (0.65%), General Motors (0.62%) and Goodyear Tire (0.73%). High dividend yields and unrealized asset values in subsidiaries support current automaker price levels. Consolidation in banking and insurance should continue to benefit shareholders in these businesses. Our larger holdings include Allstate (1.39%), Citicorp (0.38%) and Transatlantic Holdings (0.26%). In technology, we hold significant positions in IBM (1.24%), Seagate Technologies (0.69%), Compaq (0.39%) and Tektronix (0.40%), but the group's stellar performance in 1996 has priced most technology stocks out of our valuation universe.

BOB TAKAZAWA, LOOMIS SAYLES:
Due to technological advances, energy service companies such as Rowan Companies (1.23%) are much more profitable at lower levels of activity. Major oil companies now say that they can profitably search for oil in waters that are 5,000 feet deep with the price of oil at about $17 per barrel. In 1980, those same oil companies said they would need $40 to $50 per barrel to drill 500 feet. In health-care, Merck's (1.15%) stock was very successful during the period. The company has had eight new products come to market over the past 18 months, and they're all contributing handsomely to earnings growth. In addition, Microsoft (1.48%) has produced excellent earnings for the quarter and its appreciation has continued.

WHAT IS YOUR OUTLOOK?
DAN PICKETT, COLUMBUS CIRCLE INVESTORS:
The prospects for our relative performance are actually better than they have been in a long time. Although absolute returns may be lower than the past few years, there will be a much greater opportunity for stock pickers to differentiate themselves. Since we try to identify the surprisingly strong companies in the market, we expect to have a good year relative to the market.

ROBERT MARCIN, MILLER ANDERSON & SHERRERD:
Over the long term, we have much faith in the equity market as a creator of wealth, although we recognize that asset allocation decisions need to be revisited regularly. Given today's historically high valuation levels, we understand the need to shift a portion of assets away from the domestic equity market. However, we also maintain our strong belief in the ability of value-oriented investing to produce superior returns over the long term.

BOB TAKAZAWA, LOOMIS SAYLES:
We expect earnings for the S&P 500 Index to grow in the range of 5% to 7% in 1997, down from the double digit gains in 1996. In contrast, earnings gains in the smaller capitalization and midsize companies should be significantly stronger, perhaps 10% to 12%. Therefore, we believe small- and mid-cap stocks should outperform the large indexes in 1997.

------------------------------------------------------

                                    AVERAGE ANNUAL
                                     TOTAL RETURN
                               -------------------------
                               WITH SALES  WITHOUT SALES
                                CHARGE*       CHARGE
                               ----------  -------------
  1 Year......................   13.19%        19.24%
  5 Year......................   11.02%        12.20%
  10 Year.....................   12.15%        12.74%
  Since Inception (9/20/96)...   11.15%        11.65%

------------------------------------------------------

* Reflects 5.00% Sales Charge

1 The Fund's total return with the maximum sales charge of 5.00%, was 3.03% for the period. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower. The 1st Source Monogram Diversified Equity Fund commenced operations on September 20, 1996 through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by 1st Source Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the Commingled accounts for periods dating back to 6/30/85, and prior to the Fund's commencement of operations, as adjusted to reflect the

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

 expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected. The performance also reflects reinvestment of all dividends and capital-gains distributions. Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

2 The S&P 500 is an unmanaged index generally representative of the stock market as a whole.

  The portfolio composition is subject to change.

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

SPECIAL EQUITY FUND/J. GREGORY TURNER, CFA

HOW DID THE FUND PERFORM DURING THE PERIOD?
For the six month period ended December 31, 1996, the Fund's total return was -2.30%.1 In comparison, the Russell 2000 was up 5.56%, while the Standard & Poor's 500 Index rose 11.69%.2

WHAT FACTORS AFFECTED YOUR PERFORMANCE?
Large, blue chip stocks dominated the fourth quarter of 1996, as investors remained wary of the small stocks that had retreated in the summer stock market correction. Small stocks as a group underperformed the major market indexes, and many individual stocks were down as much as 25% from their highs set in May.

WHAT IS YOUR STRATEGY?
My goal is to find small- to medium-sized companies with strong earnings growth and price momentum. The average market capitalization of the portfolio is $450 million, with companies ranging as small as $50 million and as large as $1.5 billion. I am trying to find out what's in fashion and what sectors are currently in favor. The portfolio tends to have a high price/earnings ratio and volatility that exceeds the market as a whole. In the fourth quarter, I began to buy semiconductor and electronics hardware companies more aggressively after Intel Corp., the world's leading maker of personal-computer components, reported strong results in August. However, a number of my temporary help companies gave up quite a bit of ground as the economy slowed in the fourth quarter.

DESCRIBE SOME STOCKS CURRENTLY IN THE PORTFOLIO.
Oak Technology, the largest holding (3.93% of the portfolio) as of December 31, 1996, makes CD-ROM controller chips. Our investment is a play on growing personal-computer sales and the fact that most PCs sold these days probably include a CD-ROM. The second largest position is Healthsouth, which owns surgery centers and sports-related rehabilitation centers. They are a low-cost high-quality provider of elective surgery and sports rehabilitation. The company is based in Alabama and is in the process of expanding nationwide. In biotechnology, the portfolio includes Agouron Pharmaceuticals (2.13%), which is engaged in cancer and AIDs research. In financial services, I've got a major position in small savings and loans as takeover targets. The portfolio tends to have more technology-type stocks than the average mutual fund, even more than the Russell 2000. It is my belief that the 1990s is the decade of reinvestment in infrastructure--but now such reinvestment means technology rather than machine tools and manufacturing. Technology is fueling U.S. economic growth.

WHAT IS YOUR OUTLOOK?
On balance, smaller companies underperformed relative to the S&P 500 during the second half of 1996. Yet, earnings continued to be strong in most cases. These stocks currently appear undervalued relative to their earnings growth. We're starting to see some life in small- and mid-cap companies, and my outlook would be for them to catch up with the big-cap stocks going into the second quarter of 1997.

------------------------------------------------------

                                    AVERAGE ANNUAL
                                     TOTAL RETURN
                               -------------------------
                               WITH SALES  WITHOUT SALES
                                CHARGE*       CHARGE
                               ----------  -------------
  1 Year......................   15.98%        22.10%
  5 Year......................   12.17%        13.33%
  10 Year.....................   15.39%        15.97%
  Since Inception (9/19/96)...   13.60%        14.11%

------------------------------------------------------

* Reflects 5.00% Sales Charge

1 The Fund's total return, with the maximum sales charge of 5.00%, was -7.17% for the period. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower. The 1st Source Monogram Special Equity Fund commenced operations on September 19, 1996 through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by 1st Source

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

  Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the Commingled accounts for periods dating back to 11/30/85, and prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected. The performance also reflects reinvestment of all dividends and capital-gains distributions. Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

2 The S&P 500 and the Russell 2000 are unmanaged indices generally representative of the stock market as a whole and the small-cap stock market, respectively.

  The portfolio composition is subject to change.

Small capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

INCOME FUND/ANDREW R. HADDOCK, CFA

HOW DID THE FUND PERFORM DURING THE PERIOD?
For the six month period ended December 31, 1996, the Fund's total return was 4.38%.1 In comparison, the Lehman Brothers Intermediate Government/ Corporate Bond Index was up 4.27%.2

WHAT FACTORS AFFECTED YOUR PERFORMANCE?
The reason that the Fund outperformed the index was primarily due to the Fund's duration, or sensitivity to changes in interest rates. The Fund's duration, at 4 years, was significantly greater than the Index, which helped the Fund's performance as interest rates fell in the fourth quarter. Corporate yield spreads are very tight by historical standards, so there is little incentive to make a large shift into corporates, although I am buying some where value is evident.

WHY ARE CORPORATE YIELD SPREADS SO NARROW?
In the early 1990s, short-term corporate bond yields were 0.50% higher than Treasuries. When there was more yield spread and the economy was weaker, there was a much heavier weighting in corporates--as high as 90%. During the 1990s, the economy has performed well, corporate cash flows have been strong and the perceived risk of corporate bonds has diminished, thereby causing a decline in spreads. This yield compression is more pronounced in the 1-5 year area of the interest rate spectrum, where the spread is only about 0.25%.

DESCRIBE SOME CORPORATE BONDS IN THE PORTFOLIO.
The average credit quality of the corporate portfolio is A. As of December 31, 1996, the portfolio included JC Penney (2.59% of the portfolio), an A-rated credit maturing in 2008. Another strong credit is Texas Instruments (4.14%), an A-rated security maturing in 2000. Some of the intermediate-term brokerage paper offers a little bit more spread, such as Smith Barney (2.12%), due in 1999. Generally, financial companies offer wider spreads than industrials because financial companies typically have more leverage. Another bond in the portfolio is General Electric (2.92%), rated AAA due in 2009. When the economy begins to weaken, and spreads begin to widen out, we will take advantage of that trend and increase the weighting in corporates. In the meantime, with very narrow spreads, we are very selective and looking at individual cases as a means to add value to the portfolio. For instance, we own Norfolk & Southern (N&S) (4.33%) bonds, which are trading like a security rated BAA because of an unfriendly takeover bid for Conrail. We do not expect N&S to gain control of Conrail, due to a competing bid by CSX Corp. If the transaction is not completed, then N&S bonds will once again trade as if they are rated AA, at which point we would have a relative gain compared to holding a U.S. Treasury bond of the same maturity.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE BOND MARKET?
It has been my position that we will continue in a relatively slow growth environment, with real Gross Domestic Product in the 2%-2.5% range. Inflation will remain at its five-year average of about 3% per year. While a major downturn doesn't appear likely, consumer debt levels are a concern, as is the increasing trend in bankruptcies and delinquencies. In addition, continued pressure for a balanced budget will constrain government spending, which is 17% of GDP. However, given the relatively low unemployment rate of 5.3%, the strength of the labor market would prevent the Federal Reserve Board from lowering interest rates in response to a weakening economy. The hottest component of the economy is investment spending on plant and equipment, which over the long term bodes well for a low structural rate of inflation. As companies become more efficient through additions of new equipment, and as they become more productive and add to capacity, that helps to keep the inflation rate low. In addition, global competition is

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

becoming more intense. As foreign economies begin to rebound from a weak 1996, competitive factors will become stronger, which will keep a lid on inflation. My only real concern right now is with the price of oil, which has risen quite a bit. To the extent that it stays high, there could be a problem with inflation, perhaps rising at an annual rate of 3.5% to 3.75% in late 1997.

The bond market was very choppy in 1996, and I would expect 1997 to be the same. I don't see any change in short-term rates, but I do see a lot of shifting sentiment as to whether the Fed will tighten or ease, which will create a lot of volatility. I think long-term interest rates will fluctuate anywhere from 6.25% to 7.25%. Since my long-term outlook is for a slow economy, I'm inclined toward longer duration relative to the benchmark most of the year. However, if inflation starts to rise, the duration of the portfolio will be shortened--but that has yet to unfold.

------------------------------------------------------

                                    AVERAGE ANNUAL
                                     TOTAL RETURN
                               -------------------------
                               WITH SALES  WITHOUT SALES
                                CHARGE*       CHARGE
                               ----------  -------------
  1 Year......................   -1.55%         2.58%
  5 Year......................    5.21%         6.08%
  10 Year.....................    6.45%         6.87%
  Since Inception (9/23/96)...    7.22%         7.68%

------------------------------------------------------

* Reflects 4.00% Sales Charge

1 The Fund's total return, with the maximum sales charge of 4.00%, was 0.26% for the period. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower. The 1st Source Monogram Income Fund commenced operations on September 23, 1996 through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by 1st Source Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the Commingled accounts for periods dating back to 6/30/85, and prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected. The performance also reflects reinvestment of all dividends and capital-gains distributions. Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

2 The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index generally representative of the intermediate-term government and corporate bond markets.

  The portfolio composition is subject to change.

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

INCOME EQUITY FUND/RALPH C. SHIVE, CFA

HOW DID THE FUND PERFORM DURING THE PERIOD?
For the six month period ended December 31, 1996, the Fund's total return was 10.25%.1 In comparison, the Standard & Poor's 500 Index rose 11.69%.2

WHAT FACTORS AFFECTED YOUR PERFORMANCE?
The portfolio included healthy weightings in the insurance, communications and real estate investment trust sectors, all of which performed well. REITs in the portfolio include Wellsford Residential (1.77% of the portfolio), an apartment REIT with properties in Seattle, Denver and Dallas, three strong markets. I have chosen to use REITs to obtain yield rather than the more traditional approach of electric utilities, and that has turned out to be a good decision. In property/casualty insurance, companies such as Conseco (2.09%), USF&G (1.41%) and Travelers/Aetna (1.85%) are attractive, as are industrials such as AMP (1.41%), Emerson Electric (1.84%) and Deere (0.75%). In communications, the portfolio includes GM Hughes (1.55%), which is in the satellite/direct TV industry; and L.M. Ericsson (1.55%), which focuses on cellular and personal communications systems equipment.

WHAT IS YOUR STRATEGY?
I have an eclectic approach within the yield/value investment style. Buying some higher yielding convertible securities allows me to buy some other lower yielding companies for capital growth. Overall, the portfolio yield is kept steady at 1.5 times the S&P 500 yield. The portfolio tends to focus on large-capitalization stocks such as Ford (1.47%), Bristol-Myers (2.00%) and Merck (1.95%), which was very helpful in the fourth quarter, but we also own some mid-cap stocks, some of which were takeover targets; for instance, Tyco Toys (1.55%), maker of the "Tickle Me Elmo" dolls. The portfolio's average market capitalization is $8.6 billion, which is smaller than the S&P 500 Index, which has an average market cap of $11.2 billion. The portfolio seeks an above-average yield and below-average volatility. Use of convertibles helps in the design.

WHAT IS YOUR OUTLOOK?
The supercycle is still intact--low inflation, slow economic growth, good international trade. Those are the primary underpinnings of the bull market since 1982. Throw in the demographics, where investing is becoming a national topic like buying real estate used to be, and the long-term outlook is still bullish. We're still optimistic that inflation is under control and that interest rates could decline. However, after two great years, I'm not that optimistic that 1997 will continue to provide great returns. Short term, any type of adverse news event could cause the market to go down temporarily, since there is a great deal of profit to take.

------------------------------------------------------

                                    AVERAGE ANNUAL
                                     TOTAL RETURN
                               -------------------------
                               WITH SALES  WITHOUT SALES
                                CHARGE*       CHARGE
                               ----------  -------------
  1 Year......................   11.67%        17.58%
  5 Year......................   13.93%        15.78%
  10 Year.....................   11.56%        12.13%
  Since Inception (9/24/96)...   12.54%        13.09%

------------------------------------------------------

* Reflects 5.00% Sales Charge

1 The Fund's total return, with the maximum sales charge of 5.00%, was 4.68% for the period. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower. The 1st Source Monogram Income Equity Fund commenced operations on September 24, 1996 through a transfer of assets from certain collective trust fund ("Commingled") accounts managed by 1st Source Bank using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the Commingled accounts for periods dating back to 11/30/85, and prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled

--------------------------------------------------------------------------------

MESSAGE FROM THE INVESTMENT ADVISER                    1st Source Monogram Funds
--------------------------------------------------------------------------------

  accounts had been registered, the Commingled accounts' performance may have been adversely affected. The performance also reflects reinvestment of all dividends and capital-gains distributions. Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

2 The S&P 500 is an unmanaged index generally representative of the stock market as a whole.

  The portfolio composition is subject to change.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statements of Assets and Liabilities
                                    PAGE 13

                            Statements of Operations
                                    PAGE 14

                      Statements of Changes in Net Assets
                                    PAGE 15

                       Schedules of Portfolio Investments
                                    PAGE 16

                         Notes to Financial Statements
                                    PAGE 26

                              Financial Highlights
                                    PAGE 32

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                                                                 DIVERSIFIED      SPECIAL                       INCOME
                                                                   EQUITY         EQUITY         INCOME         EQUITY
                                                                    FUND           FUND           FUND           FUND
                                                                 -----------    -----------    -----------    -----------
                         ASSETS:
Investments, at value (cost $55,146,136; $24,173,510;
  $48,295,225; and $28,424,948, respectively).................   $65,683,448    $26,071,582    $48,303,209    $33,576,629
                                                                 -----------    -----------    -----------    -----------
Cash..........................................................            --             --          2,840             --
Interest and dividends receivable.............................        68,252         16,060        682,897        148,886
Income and other receivables..................................            --             --          5,833          5,119
Receivable from brokers for investments sold..................       111,049             --             --             --
Unamortized organization costs................................        13,389          4,741         10,499          6,706
Prepaid expenses and other assets.............................         2,184            702          1,317          3,141
                                                                 -----------    -----------    -----------    -----------
      Total Assets............................................    65,878,322     26,093,085     49,006,595     33,740,481
                                                                 -----------    -----------    -----------    -----------
                          LIABILITIES:
Payable to brokers for investments purchased..................       105,156             --             --      1,118,915
Accrued expenses and other payables:
    Investment advisory fees..................................        61,600         17,556         22,914         22,072
    Administration fees.......................................         4,319          1,673          3,215          2,140
    Custodian and accounting fees.............................         1,835          1,559          1,398            960
    Legal and audit fees......................................        16,200          5,970         12,417          7,570
    Transfer agent fees.......................................         6,826          6,077          5,738          5,981
    Registration and filing fees..............................         1,089          1,513          1,161          2,155
    Other.....................................................           650            270            483            319
                                                                 -----------    -----------    -----------    -----------
      Total Liabilities.......................................       197,675         34,618         47,326      1,160,112
                                                                 -----------    -----------    -----------    -----------
                        NET ASSETS:
Capital.......................................................    53,849,964     24,563,728     49,032,402     26,610,288
Undistributed (distributed in excess of) net investment
  income......................................................       (15,302)        (4,870)           969          4,988
Net unrealized appreciation on investments....................    10,537,312      1,898,072          7,984      5,151,681
Accumulated undistributed net realized gains (losses) on
  investment transactions.....................................     1,308,673       (398,463)       (82,086)       813,412
                                                                 -----------    -----------    -----------    -----------
    Net Assets................................................   $65,680,647    $26,058,467    $48,959,269    $32,580,369
                                                                 ===========    ===========    ===========    ===========
Outstanding units of beneficial interest (shares).............     6,280,137      2,688,604      4,812,756      3,035,244
                                                                 ===========    ===========    ===========    ===========
Net asset value--redemption price per share                      $     10.46    $      9.69    $     10.17    $     10.73
                                                                 ===========    ===========    ===========    ===========
Maximum Sales Charge..........................................          5.00%          5.00%          4.00%          5.00%
                                                                 ===========    ===========    ===========    ===========
Maximum Offering Price (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to nearest cent) per share.........   $     11.01    $     10.20    $     10.59    $     11.29
                                                                 ===========    ===========    ===========    ===========

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                            STATEMENTS OF OPERATIONS
                     FOR PERIOD ENDED DECEMBER 31, 1996 (A)
                                  (UNAUDITED)

                                                DIVERSIFIED     SPECIAL                    INCOME
                                                  EQUITY         EQUITY       INCOME       EQUITY
                                                   FUND           FUND         FUND         FUND
                                                -----------    ----------    --------    ----------
INVESTMENT INCOME:
Interest income..............................   $     1,222    $   41,056    $871,853    $  101,517
Dividend income..............................       273,706        50,160      17,869       258,821
                                                -----------    ----------    --------    ----------
     Total Income............................       274,928        91,216     889,722       360,338
                                                -----------    ----------    --------    ----------
EXPENSES:
Investment advisory fees.....................       203,061        57,893      73,128        67,739
Administration fees..........................        36,921        14,473      26,592        16,935
12b-1 fees...................................        46,151        18,094      33,240        21,178
Custodian and accounting fees................        14,158         5,304       6,362         4,712
Legal and audit fees.........................        16,200         5,970      12,417         7,570
Organization costs...........................         2,130           747       1,629         1,004
Trustees' fees and expenses..................           900           309         663           422
Transfer agent fees..........................         7,760         6,489       6,465         6,626
Registration and filing fees.................         1,700         1,957       1,713         2,646
Printing costs...............................         6,090         2,459       4,554         3,294
Other........................................         1,310           485         802           821
                                                -----------    ----------    --------    ----------
Total Expenses...............................       336,381       114,180     167,565       132,947
     Less: Expenses voluntarily reduced......       (46,151)      (18,094)    (33,240)      (21,178)
     Net Expenses............................       290,230        96,086     134,325       111,769
                                                -----------    ----------    --------    ----------
Net Investment Income........................       (15,302)       (4,870)    755,397       248,569
                                                -----------    ----------    --------    ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investment
  transactions...............................     2,641,501       402,552     (82,086)      972,001
Change in unrealized appreciation
  (depreciation) on investments..............    10,537,312     1,898,072       7,984     5,151,681
                                                -----------    ----------    --------    ----------
Net realized (unrealized) gains on
  investments................................    13,178,813     2,300,624     (74,102)    6,123,682
                                                -----------    ----------    --------    ----------
Change in net assets resulting from
  operations.................................   $13,163,511    $2,295,754    $681,295    $6,372,251
                                                ===========    ==========    ========    ==========

---------
(a) Commencement of the Funds began September 20, September 19, September 23, September 24, respectively.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                        DIVERSIFIED       SPECIAL                          INCOME
                                                        EQUITY FUND     EQUITY FUND     INCOME FUND     EQUITY FUND
                                                        ------------    ------------    ------------    ------------
                                                         FOR PERIOD      FOR PERIOD      FOR PERIOD      FOR PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          1996 (A)        1996 (A)        1996 (A)        1996 (A)
                                                        ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............................   $   (15,302)    $    (4,870)    $   755,397     $   248,569
  Net realized gains (losses) on investments
    transactions.....................................     2,641,501         402,552         (82,086)        972,001
  Net change in unrealized appreciation
    (depreciation) on investments....................    10,537,312       1,898,072           7,984       5,151,681
                                                        -----------     -----------     -----------     -----------
Change in net assets resulting from operations.......    13,163,511       2,295,754         681,295       6,372,251
                                                        -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.........................            --              --        (754,428)       (243,581)
  In excess of net investment income.................            --              --              --              --
  From net realized gains on investments.............    (1,332,828)       (402,552)             --        (158,589)
  In excess of net realized gains on investments.....            --        (398,463)             --              --
                                                        -----------     -----------     -----------     -----------
Change in net assets from shareholder
  distributions......................................    (1,332,828)       (801,015)       (754,428)       (402,170)
                                                        -----------     -----------     -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued........................    66,356,782      28,579,625      57,187,896      31,920,854
  Dividends reinvested                                    1,332,616         800,775         754,124         402,085
  Cost of shares redeemed............................   (13,839,434)     (4,816,672)     (8,909,618)     (5,712,651)
                                                        -----------     -----------     -----------     -----------
  Change in net assets from capital transactions.....    53,849,964      24,563,728      49,032,402      26,610,288
                                                        -----------     -----------     -----------     -----------
  Change in net assets...............................    65,680,647      26,058,467      48,959,269      32,580,369
NET ASSETS:
  Beginning of period................................             0               0               0               0
                                                        -----------     -----------     -----------     -----------
  End of period......................................   $65,680,647     $26,058,467     $48,959,269     $32,580,369
                                                        ===========     ===========     ===========     ===========
SHARE TRANSACTIONS:
  Issued.............................................     7,508,928       3,076,523       5,619,664       3,556,123
  Reinvested.........................................       125,956          82,639          73,986          37,959
  Redeemed...........................................    (1,354,747)       (470,559)       (880,894)       (558,838)
                                                        -----------     -----------     -----------     -----------
Change in shares.....................................     6,280,137       2,688,603       4,812,756       3,035,244
                                                        ===========     ===========     ===========     ===========

---------
(a) Commencement of the Funds began September, 20, September 19, September 23, September 24, respectively.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS (95.2%):
Aerospace/Defense (3.4%):
    11,900   Boeing Co......................  $  1,265,863
     4,700   Lockheed Martin Corp...........       430,050
     3,900   Raytheon Co....................       187,688
     3,400   Textron, Inc...................       320,450
                                              ------------
                                                 2,204,051
                                              ------------
Apparel (0.6%):
     2,800   Talbots, Inc...................        80,150
     4,400   VF Corp........................       297,000
                                              ------------
                                                   377,150
                                              ------------
Automotive Parts (0.8%):
     4,100   Eaton Corp.....................       285,975
     5,000   TRW, Inc.......................       247,500
                                              ------------
                                                   533,475
                                              ------------
Banks (4.3%):
     5,700   Bank of New York, Inc..........       192,374
     9,500   Chase Manhattan Corp...........       847,874
     1,500   Crestar Financial Corp.........       111,562
     5,478   First Chicago NBD Corp.........       294,442
     2,500   First Union Corp...............       184,999
     2,400   Mellon Bank Corp...............       170,399
     5,300   NationsBank Corp...............       518,074
     2,300   Republic New York Corp.........       187,737
     5,800   Signet Banking Corp............       178,349
     3,000   Standard Federal Bancorp.......       170,624
                                              ------------
                                                 2,856,434
                                              ------------
Business Equip & Services (1.2%):
    32,850   CUC International, Inc. (b)....       780,188
                                              ------------
Chemicals (4.5%):
     3,200   Cabot Corp.....................        80,400
     1,900   Dow Chemical Co................       148,913
     3,500   E. I. du Pont de Nemours &
               Co...........................       330,313
     3,500   FMC Corp. (b)..................       245,438
     7,500   Great Lakes Chemical Corp......       350,625
    18,900   Monsanto Corp..................       734,738
    14,000   Morton International, Inc......       570,500
     5,700   Rhone Poulene S.A..............       193,088
     3,900   Rohm & Haas Co.................       318,338
                                              ------------
                                                 2,972,353
                                              ------------
Coal (0.4%):
     7,600   MAPCO, Inc.....................       258,400
                                              ------------
Computers (6.9%):
     8,100   Apple Computer, Inc. (b).......       169,088
     4,500   Cabletron Systems, Inc. (b)....       149,625
     3,400   Compaq Computer Corp. (b)......       252,450

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Computers, continued:
     8,500   Dell Computer Corp. (b)........  $    451,563
    13,600   HBO & Co.......................       807,500
     5,600   Honeywell, Inc.................       368,200
     6,200   Intel Corp.....................       811,813
     5,400   International Business Machines
               Corp.........................       815,400
    11,400   Seagate Technology, Inc. (b)...       450,300
    10,000   Stratus Computer, Inc. (b).....       272,500
                                              ------------
                                                 4,548,439
                                              ------------
Computer Software (6.0%):
    17,500   Cisco Systems, Inc. (b)........     1,113,438
     6,225   Computer Associates
               International, Inc...........       309,694
     5,600   First Data Corp................       204,400
     5,600   Fiserv, Inc. (b)...............       205,800
    11,800   Microsoft Corp. (b)............       974,975
     5,600   Netscape Communications Corp.
               (b)..........................       318,500
    12,475   Oracle Corp. (b)...............       520,831
     5,800   Parametric Technology Corp.
               (b)..........................       297,975
                                              ------------
                                                 3,945,613
                                              -----------
Cosmetics & Toiletries (0.9%):
     3,600   Avon Products, Inc.............       205,650
     4,600   Gillette Co....................       357,650
                                              ------------
                                                   563,300
                                              ------------
Electrical Equipment (0.3%):
     4,738   Molex Inc......................       168,791
                                              ------------
Electronic Components (1.2%):
     8,200   Adaptec, Inc. (b)..............       328,000
     7,200   LSI Logic Corp. (b)............       192,600
     5,100   Tektronix, Inc.................       261,375
                                              ------------
                                                   781,975
                                              ------------
Engines--Internal Combustion (0.6%):
     9,300   Cummins Engine Co., Inc........       427,800
                                              ------------
Financial Services (5.0%):
     7,300   Associates First Capital
               Corp.........................       322,112
     5,100   Capital One Financial Corp.....       183,599
     2,400   Citicorp.......................       247,199
     3,313   Dean Witter Discover & Co......       219,485
     1,400   Federal Home Loan Mortgage
               Corp.........................       154,174
     5,700   Federal National Mortgage
               Assoc........................       212,324
     8,400   Great Western Financial
               Corp.........................       243,599
    10,500   Green Tree Financial Corp......       405,562
     3,400   Merrill Lynch & Co., Inc.......       277,099

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     7,800   MGIC Investment Corp...........  $    592,799
     2,700   Salomon, Inc...................       127,237
     9,000   Schwab, Charles Corp...........       287,999
                                              ------------
                                                 3,273,188
                                              ------------
Food & Related (0.9%):
     9,791   Archer-Daniels-Midland Co......       215,401
     8,100   IBP, Inc.......................       196,424
     4,800   Universal Foods Corp...........       169,199
                                              ------------
                                                   581,024
                                              ------------
Forest & Paper Products (0.7%):
     1,300   Bowater, Inc...................        48,913
     4,000   Kimberly-Clark Corp............       381,000
                                              ------------
                                                   429,913
                                              ------------
Hospital Supply & Management (0.9%):
    11,566   Columbia/HCA Healthcare
               Corp.........................       471,315
     6,000   Tenet Healthcare Corp. (b).....       131,250
                                              ------------
                                                   602,565
                                              ------------
Hotels & Gaming (0.7%):
    17,800   Hilton Hotels Corp.............       465,025
                                              ------------
Household--General Products (0.2%):
     4,800   Premark International, Inc.....       106,800
                                              ------------
Human Resources (0.2%):
     7,400   Olsten Corp....................       111,925
                                              ------------
Insurance (5.5%):
    15,800   Allstate Corp..................       914,425
     4,800   American General Corp..........       196,200
     5,100   American International
               Group, Inc...................       552,075
     3,200   Chubb Corp.....................       172,000
     4,100   Everest Reinsurance
               Holdings, Inc................       117,875
    11,500   Exel Ltd.......................       435,563
     3,000   ITT Hartford Group, Inc........       202,500
     6,500   Old Republic International
               Corp.........................       173,875
     6,900   Providian Corp.................       354,488
     3,400   ReliaStar Financial Corp.......       196,350
     2,100   St. Paul Cos., Inc.............       123,113
     2,100   Transatlantic Holdings, Inc....       169,050
                                              ------------
                                                 3,607,514
                                              ------------
Linen Supply & Related Items (0.2%):
     2,600   Cintas Corp....................       152,750
                                              ------------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
    Machine Tools & Related Products (0.5%):
     9,200   Kennametal, Inc................  $    357,650
                                              ------------
Machinery & Equipment (3.8%):
     5,200   Case Corp......................       283,400
     2,000   Caterpillar, Inc...............       150,500
     5,700   Deere & Co.....................       231,563
    11,700   Halliburton Co.................       704,925
     9,300   Harnischfeger Industries,
               Inc..........................       447,563
     6,000   Tecumseh Products Co.,.........       344,250
     8,100   Thermo Electron Corp. (b)......       334,125
                                              ------------
                                                 2,496,326
                                              ------------
Manufacturing (1.4%):
     5,600   Parker-Hannifin Corp...........       217,000
     6,800   Service Corp. International....       190,400
     2,700   Springs Industries, Inc........       116,100
    10,700   TRINOVA Corp...................       389,213
                                              ------------
                                                   912,713
                                              ------------
Medical--HMO (0.5%):
     6,800   Foundation Health Corp. (b)....       215,900
     4,300   Maxicare Health Plans, Inc.
               (b)..........................        95,675
                                              ------------
                                                   311,575
                                              ------------
Medical--Instruments/Products (3.1%):
     7,300   Beckman Instruments Inc........       280,138
    10,100   Boston Scientific Corp. (b)....       606,000
     6,100   Mallinckrodt, Inc..............       269,163
    12,800   Medtronic, Inc.................       870,400
     1,500   Nellcor Puritan Bennrtt, Inc.
               (b)..........................        32,813
                                              ------------
                                                 2,058,514
                                              ------------
Medical Services & Supplies (0.8%):
    14,100   HEALTHSOUTH Corp. (b)..........       544,613
                                              ------------
Mining (0.3%):
     5,100   Cyprus Amax Minerals Co........       119,213
     1,100   Potash Corp. of
               Saskatchewan, Inc............        93,500
                                              ------------
                                                   212,713
                                              ------------
Motor Vehicles (1.3%):
    13,300   Ford Motor Co..................       423,938
     7,300   General Motors Corp............       406,975
                                              ------------
                                                   830,913
                                              ------------
Multi--Media (0.4%):
     3,500   Walt Disney Co.................       243,688
                                              ------------
Office Supplies & Forms (0.2%):
     3,400   Standard Register Co...........       110,500
                                              ------------

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Oil & Gas--Domestic (2.5%):
     3,300   Amoco Corp.....................  $    265,650
     4,400   Atlantic Richfield Co..........       583,000
     2,300   British Petroleum Co., Plc.....       325,163
     3,400   Panenergy Corp.................       153,000
    13,000   USX--Marathon Group............       310,375
                                              ------------
                                                 1,637,188
                                              ------------
Oil & Gas--Exploration/Production (4.3%):
    16,100   Anadarko Petroleum Corp........     1,042,475
     5,600   Burlington Resources, Inc......       282,100
     8,600   Cross Timbers Oil Co...........       216,075
    18,200   Enron Oil & Gas Co.............       459,550
     4,300   Repsol SA......................       163,938
     2,700   Transocean Offshore, Inc.......       169,088
     5,400   Ultramar Diamond
               Shamrock Corp................       170,775
    10,600   Union Pacific Resources Group,
               Inc..........................       310,050
                                              ------------
                                                 2,814,051
                                              ------------
Oil & Gas--Services (5.8%):
    25,400   Baker Hughes, Inc..............       876,300
     2,700   El Paso Natural Gas Co.........       136,350
     8,400   IMC Global, Inc................       328,650
    35,800   Rowan Cos., Inc. (b)...........       809,975
    16,900   Schlumberger Ltd...............     1,687,888
                                              ------------
                                                 3,839,163
                                              ------------
Pharmaceuticals (6.4%):
     3,600   American Home Products Corp....       211,050
     8,900   Amgen, Inc. (b)................       483,938
     7,700   Bergen Brunswig Corp. Class
               A............................       219,450
    20,400   Biogen, Inc. (b)...............       790,500
     3,750   Cardinal Health, Inc...........       218,438
     9,900   Lilly, Eli & Co................       722,700
     7,800   Johnson & Johnson..............       388,050
     9,500   Merck & Co., Inc...............       752,875
     3,700   Pfizer Inc.....................       306,638
    11,200   Somatogen, Inc. (b)............       123,200
                                              ------------
                                                 4,216,839
                                              ------------
Photographic Equipment (0.7%):
     5,500   Eastman Kodak Co...............       441,375
                                              ------------
Restaurants (0.7%):
    13,700   Boston Chicken, Inc. (b).......       491,488
                                              ------------
Retail (4.7%):
     8,500   AutoZone, Inc. (b).............       233,750
     5,700   Dillard Department Stores,
               Inc..........................       175,988
     4,000   Home Depot, Inc................       200,500

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Retail, continued:
    15,700   PETsMART, Inc. (b).............  $    343,438
    14,000   Price/Costco, Inc. (b).........       351,750
     5,500   Safeway, Inc. (b)..............       235,125
    19,100   Staples, Inc. (b)..............       344,994
    14,900   Starbucks Corp. (b)............       426,513
     8,200   TJX Cos., Inc..................       388,475
    12,800   Toys "R" Us, Inc. (b)..........       384,000
                                              ------------
                                                 3,084,533
                                              ------------
Shoes--Leather (0.4%):
     4,700   Nike, Inc., Class B............       280,825
                                              ------------
Steel (0.2%):
     2,200   Nucor Corp.....................       112,200
                                              ------------
Telecommunications (5.6%):
     6,400   Ascend Communications, Inc.
               (b)..........................       397,600
     8,000   Cascade Communications
               Corp. (b)....................       441,000
     6,350   Glenayre Technologies, Inc.
               (b)..........................       136,921
    10,300   Lucent Technologies, Inc.......       476,375
     8,200   MCI Communications Corp........       268,037
    11,300   QUALCOMM, Inc. (b).............       450,588
     5,000   Sprint Corp....................       199,375
     6,400   Tellabs, Inc. (b)..............       240,800
     5,400   U.S. Robotics Corp. (b)........       388,800
    26,300   WorldCom, Inc. (b).............       685,444
                                              ------------
                                                 3,684,940
                                              ------------
Tires & Rubber Products (0.7%):
     9,300   Goodyear Tire & Rubber Co......       477,788
                                              ------------
Tobacco (1.5%):
     7,300   Philip Morris Cos., Inc........       822,163
     5,200   RJR Nabisco Holdings Corp......       176,800
                                              ------------
                                                   998,963
                                              ------------
Transportation--Air (1.4%):
     3,300   AMR Corp. Del (b)..............       290,813
    16,100   Southwest Airlines Co..........       356,213
     4,500   UAL Corp. (b)..................       281,250
                                              ------------
                                                   928,276
                                              ------------
Transportation--Rail (0.6%):
     2,600   Burlington Northern Santa Fe...       224,575
     3,500   CSX Corp.......................       147,875
                                              ------------
                                                   372,450
                                              ------------
Utilities--Electric (1.5%):
     7,400   Central Maine Power Co.........        86,025
     3,100   CINergy Corp...................       103,463
     4,800   DTE Energy Co..................       155,400

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities--Electric, continued:
     5,600   Entergy Corp...................  $    155,400
     4,600   GPU, Inc.......................       154,675
     6,400   Peco Energy Co.................       161,600
     5,500   Unicom Corp....................       149,188
                                              ------------
                                                   965,751
                                              ------------
Utilities--Gas & Pipeline (0.5%):
     6,500   Sonat, Inc.....................       334,750
                                              ------------
             Total Common Stocks............    62,508,458
                                              ------------
PREFERRED STOCKS (0.4%):
Forest & Paper Products (0.1%):
     2,200   Westvaco Corp..................        63,250
                                              ------------
Oil & Gas (0.3%):
     6,700   YPF Sociedad Anonima-Spondored
               ADR..........................       169,175
                                              ------------
             Total Preferred Stocks.........       232,425
                                              ------------
                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
MUTUAL FUNDS (4.5%):
 2,094,909   Fountain Square Treasury
               Fund.........................  $  2,094,909
   847,656   Fountain Square Commercial
               Paper Fund...................       847,656
                                              ------------
             Total Mutual Funds.............     2,942,565
                                              ------------
             Total (Cost-$55,146,136).......  $ 65,683,448
                                                ==========

---------

Percentages indicated are based on net assets of $65,680,647.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................   $11,793,034
        Unrealized depreciation..........................    (1,255,722)
                                                            -----------
        Net unrealized appreciation......................   $10,537,312
                                                             ==========

(b) Non-income producing securities.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

SHARES OR
PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMERCIAL PAPER (4.8%):
$  600,000   General Electric Capital Corp.
               5.40%, 1/31/97...............  $    600,000
   645,000   General Electric Capital Corp.
               5.25%, 1/3/97................       645,000
                                              ------------
Total Commercial Paper                           1,245,000
                                              ------------
COMMON STOCKS (83.2%):
Apparel Manufacturers (2.7%):
    19,900   Sport-Haley, Inc. (b)..........       249,993
    10,400   St. John Knits, Inc............       452,400
                                              ------------
                                                   702,393
                                              ------------
Banking (2.8%):
    11,000   Bank United Corp., Class A.....       294,250
    29,000   Commonwealth Bancorp, Inc......       435,000
                                              ------------
                                                   729,250
                                              ------------
Beer, Wine & Distilled Beverages (0.8%):
    20,000   Boston Beer Co., Inc. (b)......       205,000
                                              ------------
Commercial Goods & Services (4.8%):
    21,000   CCC Information Services Group
               (b)..........................       336,000
    25,400   ICTS Holland Productions.......       257,175
    10,950   Sykes Enterprises, Inc. (b)....       410,625
    21,900   Warrentec Corp. (b)............       251,850
                                              ------------
                                                 1,255,650
                                              ------------
Communications Equipment (3.6%):
    21,000   TALX Corp. (b).................       173,250
    19,000   Sawtek, Inc. (b)...............       752,875
                                              ------------
                                                   926,125
                                              ------------
Computer Software (18.5%):
    12,200   Citrix Systems, Inc. (b).......       476,563
    21,000   Digex, Inc. (b)................       217,875
     7,000   ForeFront Group, Inc. (b)......        38,500
    19,000   Geoworks (b)...................       465,500
    40,000   Microware Systems Corp. (b)....       570,000
    13,100   Netscape Communications
               Corp. (b)....................       745,063
    91,000   Oak Technology, Inc. (b).......     1,023,750
    35,000   Platinum Technology, Inc.
               (b)..........................       476,875
    84,500   Ross Systems, Inc. (b).........       813,312
                                              ------------
                                                 4,827,438
                                              ------------
Educational Services (0.9%):
    18,200   Childrens Comprehensive
               Services, Inc. (b)...........       238,875
                                              ------------

SHARES OR
PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Components (11.7%):
    21,000   Chips & Technologies, Inc.
               (b)..........................  $    383,250
       518   Comptronix Corp., Class A
               (b)..........................             5
    14,700   Micron Technology, Inc.........       428,137
    40,900   S 3, Inc. (b)..................       664,625
    55,200   Sonic Solutions, Inc. (b)......       372,600
    20,000   Triquint Semiconductor, Inc.
               (b)..........................       527,500
    14,500   Vitesse Semiconductor (b)......       659,750
                                              ------------
                                                 3,035,867
                                              ------------
Emerging Technology (1.0%):
    19,000   Electric Fuel Corp. (b)........       133,000
    12,000   General Scanning, Inc. (b).....       141,000
                                              ------------
                                                   274,000
                                              ------------
Environmental Services (0.9%):
     7,000   U.S. Filter Corp. (b)..........       222,250
                                              ------------
Human Resources (0.9%):
    21,900   SOS Staffing Services, Inc.
               (b)..........................       229,950
                                              ------------
Leisure & Recreational Products (2.4%):
    17,600   Cannondale Corp. (b)...........       396,000
    12,000   North Face, Inc. (b)...........       231,000
                                              ------------
                                                   627,000
                                              ------------
Medical--Hospitals (0.7%):
    49,000   Integrated Medical
               Resources (b)................       189,875
                                              ------------
Medical Services & Supplies (10.3%):
     8,200   Agouron Pharmaceuticals, Inc. (b)..      555,550
    18,000   Cephalon, Inc. (b).............       369,000
    16,000   HEALTHSOUTH Corp. (b)..........       618,000
    29,000   ICOS Corp. (b).................       221,125
    28,000   Innotech, Inc. (b).............       217,000
     7,200   Sola International, Inc. (b)...       273,600
    12,000   Vivus, Inc. (b)................       435,000
                                              ------------
                                                 2,689,275
                                              ------------
Oil--Field Services (2.6%):
    28,700   Pride Petroleum
               Services, Inc. (b)...........       667,275
                                              ------------
Retail--Specialty Stores (0.7%):
     6,500   Insight Enterprises, Inc.
               (b)..........................       182,000
                                              ------------
Savings & Loans (10.6%):
    18,000   Dime Community
               Bancorp, Inc. (b)............       265,500
    13,300   First Bell Bancorp, Inc........       176,225

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

SHARES OR
PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Savings & Loans, continued
    18,700   First Federal Savings Bank of
               Colorado.....................  $    317,900
    16,000   First Savings Bank of
               Washington Bancorp, Inc......       294,000
     7,000   GreenPoint Financial Corp......       330,750
    14,000   Home Bancorp of Elgin, Inc.
               (b)..........................       189,000
    17,500   PFF Bancorp, Inc. (b)..........       260,313
    20,000   Provident Financial
               Holdings, Inc. (b)...........       280,000
    11,700   St. Paul Bancorp, Inc..........       343,688
     7,000   Washington Mutual, Inc.........       303,188
                                              ------------
                                                 2,760,564
                                              ------------
Steel (0.5%):
     7,000   Steel Dynamics, Inc. (b).......       133,875
                                              ------------
Telecommunications--Equipment (6.8%):
     7,000   Ascend Communications, Inc. (b)...      434,875
    16,700   InterVoice, Inc. (b)...........       204,575
    17,200   Verilink Corp. (b).............       571,900

SHARES OR
PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Telecommunications--Equipment, continued
    22,000   WorldCom, Inc. (b).............  $    573,375
                                              ------------
                                                 1,784,725
                                              ------------
Total Common Stocks                             21,681,387
                                              ------------
U.S. TREASURY BILLS (6.1%):
$1,600,000   5.04%, 1/30/97.................     1,593,827
                                              ------------
  Total U.S. Treasury Bills                      1,593,827
                                              ------------
WARRANTS (0.0%):
     5,000   Alza Corp......................           625
                                              ------------
  Total Warrants                                       625
                                              ------------
MUTUAL FUNDS (6.0%):
 1,164,640   Fountain Square Treasury
               Fund.........................     1,164,640
   386,103   Fountain Square Commercial
               Paper Fund...................       386,103
                                              ------------
  Total Mutual Funds                             1,550,743
                                              ------------
  Total (cost-$24,173,510)(a)                 $ 26,071,582
                                                ==========

---------

Percentages indicated are based on net assets of $26,058,467.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................   $ 3,737,578
        Unrealized depreciation..........................    (1,839,506)
                                                            -----------
        Net unrealized appreciation......................   $ 1,898,072
                                                             ==========

(b) Non-income producing securities.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
CORPORATE BONDS (37.7%):
Banking (2.1%):
$ 1,000,000   Firstar Corp., 7.15%, 9/1/00,
                Callable 9/1/98 @ 100         $  1,007,661
                                              ------------
Financial Services (15.3%):
  1,000,000   Associates Corp., 6.75%,
                7/15/01.....................     1,004,869
  1,000,000   Bear Stearns Co., Inc., 7.63%,
                4/15/00.....................     1,031,797
  1,250,000   General Electric Capital
                Corp., 8.65%, 5/15/09,
                Callable 5/15/97 @ 100......     1,430,690
  2,000,000   Lehman Brothers Holding Co.,
                7.25%, 10/15/03.............     2,005,968
  1,000,000   Salomon, Inc., 7.00%,
                1/20/98.....................     1,007,685
  1,000,000   Smith Barney Holdings, Inc.,
                7.88%, 10/1/99..............     1,035,493
                                              ------------
                                                 7,516,502
                                              ------------
Industrial Goods & Services (9.3%):
  1,500,000   Smithkline Beecham Corp.,
                7.50%, 5/1/02...............     1,530,366
  2,000,000   Texas Instruments, Inc.,
                6.88%, 7/15/00..............     2,022,616
  1,000,000   Union Pacific Resources,
                7.00%, 10/15/06.............     1,003,154
                                              ------------
                                                 4,556,136
                                              ------------
Retail--Department Stores (2.6%):
  1,250,000   J.C. Penney Co., Inc., 7.38%,
                8/15/08.....................     1,268,032
                                              ------------
Paper Products (2.1%):
  1,000,000   International Paper Co.,
                7.00%, 6/1/01...............     1,014,203
                                              ------------
Tobacco (4.0%):
  2,000,000   Philip Morris Cos., Inc.,
                6.80%, 12/1/03..............     1,970,992
                                              ------------
Transportation & Shipping (4.3%):
  2,000,000   Norfolk Southern, 7.88%,
              2/15/04.......................     2,117,584
                                              ------------
  Total Corporate Bonds                         19,451,110
                                              ------------

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
PREFERRED STOCKS (4.0%):
Electrical & Electronic (2.0%):
     40,000   Southwestern Public Services,
                Series A, 7.85%, 10/21/01,
                Callable 10/21/01 @ 25.00...  $    995,000
                                              ------------
Food Related (2.0%):
     40,000   McDonald's Corp., 7.50%,
                9/30/36, Callable 12/31/01 @
                25.00.......................       980,000
                                              ------------
  Total Preferred Stocks                         1,975,000
                                              ------------
U.S. TREASURY NOTES (27.0%):
$ 1,000,000   5.38%, 5/31/98................       992,500
  2,000,000   5.88%, 11/15/99...............     1,993,750
  2,000,000   6.25%, 5/31/00................     2,008,750
  3,000,000   7.75%, 2/15/01................     3,170,625
  5,000,000   6.50%, 10/15/06...............     5,028,125
                                              ------------
  Total U.S. Treasury Notes                     13,193,750
                                              ------------
U.S. TREASURY BONDS (6.1%):
  3,000,000   5.63%, 11/30/98...............     2,984,064
                                              ------------
  Total U.S. Treasury Bonds                      2,984,064
                                              ------------
U.S. GOVERNMENT AGENCIES (20.3%):
Federal Home Loan Mortgage Corp.:
  3,000,000   6.89%, 9/26/05................     2,978,292
  2,000,000   6.00%, 9/25/06................     1,958,080
  1,000,000   7.02%, 4/10/06................       999,094
  1,000,000   7.00%, 8/15/07................       993,300
  1,000,000   6.50%, 2/15/08................       981,805
Government National Mortgage Assoc.:
  2,000,000   7.00%, 12/16/06...............     1,995,580
                                              ------------
  Total U.S. Government Agencies                 9,906,151
                                              ------------
INVESTMENT COMPANIES (1.6%):
    793,135   Fountain Square Treasury
                Fund........................       793,134
                                              ------------
  Total Investments Companies                      793,134
                                              ------------
  Total (Cost-$48,295,225)(a)                  $48,303,209
                                                ==========

---------

Percentages indicated are based on net assets of $48,959,269

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................  $ 340,509
        Unrealized depreciation..........................   (332,525)
                                                           ---------
        Net unrealized appreciation......................  $   7,984
                                                           =========

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
COMMON STOCKS (82.6%):
Aerospace/Defense (2.8%):
      8,000   Raytheon Co...................  $    385,000
     12,500   Sundstrand Corp...............       531,250
                                              ------------
                                                   916,250
                                              ------------
Automobiles (1.5%):
     15,000   Ford Motor Co.................       478,125
                                              ------------
Automotive Parts (1.4%):
     28,000   Excel Industries, Inc.........       465,500
                                              ------------
Banking (2.4%):
      8,800   Fort Wayne National Corp......       334,400
     15,000   Magna Group, Inc..............       442,500
                                              ------------
                                                   776,900
                                              ------------
Chemicals & Allied Parts (6.5%):
      9,000   Betz Laboratories, Inc........       526,500
     20,000   Calgon Carbon Corp............       245,000
     10,000   Great Lakes Chemical Corp.....       467,500
     11,000   Lubrizol Corp.................       341,000
     25,000   Hanna (M. A.) Co..............       546,875
                                              ------------
                                                 2,126,875
                                              ------------
Communications Equipment (5.7%):
      9,000   General Motors Corp.--Class
                H...........................       506,250
      5,000   Harris Corp...................       343,125
     16,700   L. M. Ericsson Telephone Co.
                ADR.........................       504,131
      8,000   Motorola, Inc.................       491,000
                                              ------------
                                                 1,844,506
                                              ------------
Computer Services (1.5%):
     11,000   Electronic Data Systems
                Corp........................       475,750
                                              ------------
Construction--Engineering (1.1%):
     10,000   Foster Wheeler Corp...........       371,250
                                              ------------
Cosmetics & Toiletries (1.4%):
      8,000   Avon Products, Inc............       457,000
                                              ------------
Electrical Equipment (4.9%):
     12,000   AMP, Inc......................       460,500
      6,200   Emerson Electric Co...........       599,850
     21,000   Esterline Technologies, Corp.
                (b).........................       548,625
                                              ------------
                                                 1,608,975
                                              ------------
Environmental Services (1.7%):
     21,100   Browning-Ferris Industries,
                Inc.........................       553,875
                                              ------------

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services (3.7%):
     11,000   H & R Block, Inc..............  $    319,000
     10,000   Morgan Stanley Group, Inc.....       571,250
     14,480   PIMCO Advisors L. P...........       325,800
                                              ------------
                                                 1,216,050
                                              ------------
Insurance (6.5%):
     20,000   Le Salle RE Holdings                 585,000
      9,000   Lincoln National Corp.........       472,500
     17,000   Travelers/Aetna Property &
                Casualty Corp...............       601,375
     22,000   USF&G Corp....................       459,250
                                              ------------
                                                 2,118,125
                                              ------------
Machinery & Equipment (1.7%):
      6,000   Deere & Co....................       243,750
     15,900   Keystone International,
                Inc.........................       319,987
                                              ------------
                                                   563,737
                                              ------------
Medical Equipment & Supplies (0.9%):
     10,000   Bard (C. R.), Inc.............       280,000
                                              ------------
Mining (4.0%):
     30,000   Homestake Mining Co...........       427,500
     11,000   IMC Global Strypes............       441,375
      5,000   Potash Corp. of
                Saskatchewan, Inc...........       425,000
                                              ------------
                                                 1,293,875
                                              ------------
Oil--Integrated Companies (1.6%):
      4,000   Atlantic Richfield Co.........       530,000
                                              ------------
Pharmaceuticals (5.8%):
      9,000   Abbott Laboratories...........       456,750
      6,000   Bristol-Myers Squibb Co.......       652,500
     14,700   IVAX Corp.....................       150,675
      8,000   Merck & Co., Inc..............       634,000
                                              ------------
                                                 1,893,925
                                              ------------
Petroleum Refining (3.6%):
      8,000   MAPCO, Inc....................       272,000
     10,000   Phillips Petroleum Co.........       442,500
     19,000   USX--Marathon Group...........       453,625
                                              ------------
                                                 1,168,125
                                              ------------
Office--Automation & Equipment (0.8%):
      5,000   Xerox Corp....................       263,125
                                              ------------

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
COMMON STOCKS, CONTINUED:
Publishing (3.2%):
     17,000   American Greetings Corp.......  $    482,375
      7,000   Tribune Co....................       552,125
                                              ------------
                                                 1,034,500
                                              ------------
Railroad (1.4%):
     10,000   Kansas City Southern
                Industries, Inc.............       450,000
                                              ------------
Real Estate Investment Trust (6.2%):
     22,000   Burnham Pacific Properties,
                Inc.                               330,000
     12,000   Hospitality Properties
                Trust.......................       348,000
     10,000   Prentiss Properties Trust.....       250,000
     24,000   Thornburg Mortgage Asset
                Corp........................       513,000
     23,800   Wellsford Residential Property
                Trust.......................       577,150
                                              ------------
                                                 2,018,150
                                              ------------
Retail (2.9%):
      9,000   J.C. Penney Co., Inc..........       438,750
     10,000   Long's Drug Stores, Inc.......       491,250
          1   Price/Costco Inc. (b).........            25
                                              ------------
                                                   930,025
                                              ------------
Steel (1.1%):
     10,000   Carpenter Technology Corp.....       366,250
                                              ------------
Tires & Rubber Products (1.5%):
     25,000   Cooper Tire & Rubber Co.......       493,750
                                              ------------
Telecommunications (2.6%):
     10,000   Alltel Corp...................       313,750
     17,000   US West Communications,
                Inc.........................       548,250
                                              ------------
                                                   862,000
                                              ------------
Utilities--Electric (4.2%):
     13,000   American Electric Power,
                Co..........................       534,625
     16,000   Houston Industries, Inc.......       362,000
     22,000   Montana Power Co..............       470,250
                                              ------------
                                                 1,366,875
                                              ------------
Total Common Stocks                             26,923,518
                                              ------------
PREFERRED STOCKS (6.3%):
Financial Services (2.1%):
      6,000   Conseco, Inc., 7.00%, 2/1/00,
                Callable 2/1/99 @ 62.20.....       682,500
                                              ------------

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
PREFERRED STOCKS, CONTINUED:
Industrial (1.7%):
      8,000   Airtouch Communications,
                Series B, 6.00%, 8/16/99....  $    218,000
     14,000   Snyder Oil Corp., Callable
                3/31/ 97 @ 25.90............       339,500
                                              ------------
                                                   557,500
                                              ------------
Retail Stores (0.9%):
      6,000   K Mart Preferred, 7.75%,
                6/15/16, Callable 6/17/99 @
                52.71.......................       292,500
                                              ------------
Toys (1.6%):
     50,000   Tyco Toys, Inc., Series C,
                Callable 7/1/99 @ 5.10......       506,250
                                              -----------
  Total Preferred Stocks                         2,038,750
                                              ------------
MUTUAL FUNDS (6.1%):
  1,037,698   Fountain Square Treasury Fund      1,037,698
    950,287   Fountain Square Commercial
                Paper Fund..................       950,287
                                              ------------
                                                 1,987,985
                                              ------------
CONVERTIBLE BONDS (8.1%):
Industrial Goods & Services (4.4%):
$   300,000   General Instrument Corp.,
                5.00%, 6/15/00, Callable
                6/15/97 @ 102.14............       319,500
    150,000   IVAC Corp. 6.50%, 11/15/01,
                Callable 11/15/97 @
                100.93......................       139,688
    450,000   Mascotech 4.50%, 12/15/03,
                Callable 12/15/97, @
                102.50......................       363,375
    285,000   Oryx Energy Co. 7.50%,
                5/15/14, Callable 5/15/98 @
                101.50......................       274,313
    400,000   Park Electrochem 5.50%,
                3/1/06, Callable 3/1/99 @
                102.75......................       350,000
                                              ------------
                                                 1,446,876
                                              ------------
Metals And Mining (1.2%):
    400,000   Coeur D'Alene Mines Corp.
                6.38%, 1/31/04, Callable
                1/31/97 @ 103.64............       370,500
                                              ------------
Technology (2.5%):
    450,000   Integrated Device Technology
                5.50%, 6/1/02, Callable
                6/2/98 @ 102.75.............       397,125

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
CONVERTIBLE BONDS, CONTINUED:
Technology, continued:
$   500,000   Telxon Cvt. 5.75%, 1/1/03,
                Callable 1/5/99 @ 103.29....  $    411,875
                                              ------------
                                                   809,000
                                              ------------
  Total Convertible Bonds                        2,626,376
                                              ------------
  Total (Cost--$28,424,948)                   $ 33,576,629
                                                ==========

---------

Percentages indicated are based on net assets of $32,580,369.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................   $ 5,839,635
        Unrealized depreciation..........................      (687,954)
                                                            -----------
        Net unrealized appreciation......................   $ 5,151,681
                                                             ==========

(b) Non-income producing securities.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                  (Unaudited)

1.   ORGANIZATION:

     The Sessions Group (the "Group") was organized on April 25, 1988 as an Ohio business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Group is authorized to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Group offers shares of a number of different series or portfolios including the following series for which 1st Source Bank serves as investment adviser: shares of the 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, and the 1st Source Monogram Income Equity Fund (collectively, the "Funds" and individually, a "Fund").

     The investment objective for each of the Diversified Equity Fund and the Special Equity Fund is capital appreciation. The investment objectives of the Income Equity Fund are capital appreciation with current income as a secondary objective. The investment objective of the Income Fund is current income consistent with preservation of capital.

     Sales of shares of the Funds may be made to customers of 1st Source Bank and its affiliates, to all accounts of correspondent banks of 1st Source Bank and to the general public.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

        SECURITIES VALUATION:

        Investments in common and preferred stocks, corporate bonds, commercial paper, municipal securities and U.S. Government securities of the Diversified Equity Fund, the Special Equity Fund, the Income Fund, the Income Equity Fund are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange or NASDAQ Market) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Group's Board of Trustees. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

        SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

        REPURCHASE AGREEMENTS:

        The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which 1st Source Bank deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

        REVERSE REPURCHASE AGREEMENTS:

        The Funds may borrow for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it places in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure such equivalent value is maintained at all times. Reverse repurchase agreements are considered to be borrowing by the Funds under the 1940 Act.

        DERIVATIVES:

        A derivative is defined as a financial instrument whose value is derived from the performance of underlying assets, interest rate and currency exchange rates, or indices, and include (but are not limited to) structured debt obligations, interest rate and currency swaps, future contracts, options, and forward currency contracts. The Funds may invest in structured debt obligations for the purpose of mitigating interest rate risk in the portfolio. Such structured debt obligations have floating interest rates that reset to various indices, which may include swap rates or floors, and which reset at periodic intervals, as disclosed in the accompanying Schedules of Portfolio Investments. Risks of entering into such transactions include the potential inability of the dealer to meet their obligations and

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

        unanticipated movements in the value of the security or the underlying assets or indices. It is possible that the Funds will incur a loss as a result of their investments in derivative instruments. It is the Fund's policy to the extent that there exists no readily available market for such securities, that the investment will be treated as an illiquid security for purposes of calculating the Funds' limitation on investments in illiquid securities as set forth in the Funds' investment restrictions.

        DIVIDENDS TO SHAREHOLDERS:

        A dividend for each of the Funds, other than the Special Equity Fund, is declared monthly at the close of business on the day of declaration and is paid monthly. A dividend for the Special Equity Fund is declared quarterly at the close of business on the day of declaration and is paid quarterly. Each such dividend consists of an amount of accumulated undistributed net income of that Fund as determined necessary or appropriate by the appropriate officers of the Group.

        Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carry forwards, and deferral of certain losses.

        FEDERAL INCOME TAXES:

        It is the policy of each of the Funds to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

        ORGANIZATION COSTS:

        All expenses in connection with each Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Funds. Such expenses are amortized over a period of five years commencing with the date of the initial public offering.

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

3.   PURCHASES AND SALES OF PORTFOLIO SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities) for the period ended December 31, 1996 are as follows (Commencement of operations for the funds was September 20, 1996, September 19, 1996, September 23, 1996, and September 24, 1996, respectively):

                                                                       PURCHASES        SALES
                                                                      -----------    -----------
    Diversified Equity Fund........................................   $17,556,643    $13,899,698
    Special Equity Fund............................................     9,742,055      7,820,298
    Income Fund....................................................    34,272,558     31,542,418
    Income Equity Fund.............................................     8,024,617      4,222,759

4.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by 1st Source Bank. Under the terms of the investment advisory agreement, 1st Source Bank is entitled to receive fees based on a percentage of the average net assets of each Fund. 1st Source Bank has agreed that if the aggregate expenses of the Funds, as defined, for any fiscal year exceed limitations of any state having jurisdiction over the Funds, 1st Source Bank will refund to the Funds, or otherwise bear, such excess. Such limitation did not affect the calculation of the investment advisory fees during the period ended December 31, 1996.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services, Inc. ("BISYS Services") are subsidiaries of The BISYS Group, Inc.

     BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator and distributor. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS fees are computed daily as a percentage of the average net assets of each Fund. BISYS Services serves the Funds as Transfer Agent and Fund Accountant.

     The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which each Fund is authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund. These fees are used by BISYS to pay banks, including 1st Source Bank, broker dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.

     The Group has adopted an Administrative Services Plan, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include 1st Source Bank, its correspondent and affiliated banks and BISYS, for providing ministerial, recordkeeping and/or adminis-

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

     trative support services to their customers who are the beneficial or record owners of a Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average daily net asset value of a Fund. The Group has not implemented such plan as of December 31, 1996.

     BISYS is also entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended December 31, 1996, BISYS received $1,222 from commissions earned on sales of shares of the variable net asset value funds, of which $995 was reallowed to affiliated broker/dealers.

     Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

     Information regarding these transactions is as follows for the period ended December 31, 1996:

                                                   DIVERSIFIED      SPECIAL                   INCOME
                                                     EQUITY         EQUITY       INCOME       EQUITY
                                                      FUND           FUND         FUND         FUND
                                                   -----------      -------      -------      -------
    INVESTMENT ADVISORY:
    Annual fee before voluntary fee reductions
      (percentage of average net assets)........        1.10%           .80%         .55%         .80%
    Voluntary fee reductions....................          --             --           --           --
    ADMINISTRATION FEES:
    Annual fee before voluntary fee reductions
      (percentage of average net assets)........         .20%           .20%         .20%         .20%
    Voluntary fee reductions....................          --             --           --           --

    12B-1 FEES:
    Annual fee before voluntary fee reductions
      (percentage of average net assets)........         .25%           .25%         .25%         .25%
    Voluntary fee reductions....................     $46,151        $18,094      $33,240      $21,178

    FUND ACCOUNTANT FEES........................     $ 8,168        $ 5,087      $ 3,626      $ 3,170

    TRANSFER AGENT FEES.........................     $ 7,760        $ 6,489      $ 6,465      $ 6,626

5.   ACQUISITION OF COMMON TRUST FUNDS

     On September 20, 1996, September 19, 1996, September 23, 1996, September 24, 1996, respectively, the Diversified Equity, Special Equity, Income, and Income Equity Funds acquired all of the assets of the Diversified Equity, Special Equity Income, and Income Equity Common Trust Funds of 1st Source

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

     Bank. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation (depreciation) as of the dates of acquisition:

                                             DIVERSIFIED      SPECIAL                       INCOME
                                               EQUITY         EQUITY         INCOME         EQUITY
                                             -----------    -----------    -----------    -----------
    Shares................................     6,620,301      2,687,767      3,096,895      4,788,284
    Net Assets............................   $66,203,008    $26,877,666    $30,968,953    $47,882,850
    Net Asset Value.......................   $     10.00    $     10.00    $     10.00    $     10.00
    Unrealized Appreciation
      (Depreciation)......................   $ 8,888,125    $ 2,343,983    $  (926,960)   $ 3,626,554

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                              FINANCIAL HIGHLIGHTS
                                  (Unaudited)

                                                        DIVERSIFIED       SPECIAL                          INCOME
                                                           EQUITY          EQUITY          INCOME          EQUITY
                                                        ------------    ------------    ------------    ------------
                                                         FOR PERIOD      FOR PERIOD      FOR PERIOD      FOR PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          1996 (C)        1996 (C)        1996 (C)        1996 (C)
                                                        ------------    ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $  10.00        $  10.00        $  10.00        $  10.00
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITIES
  Net investment income..............................           --              --            0.16            0.08
  Net realized gains (losses) on investments.........         0.42            0.16           (0.02)           0.30
  Net unrealized gains (losses) on investments.......         0.26           (0.16)           0.19            0.48
                                                        ------------    ------------    ------------    ------------
    Total from Investment Activities.................         0.68            0.00            0.33            0.86
                                                        ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net investment income..............................           --              --           (0.16)          (0.08)
  In excess of net investment income.................           --              --              --              --
  Net realized gains.................................        (0.22)          (0.16)             --           (0.05)
  In excess of realized gains........................           --           (0.15)             --              --
                                                        ------------    ------------    ------------    ------------
    Total Distributions..............................        (0.22)          (0.31)          (0.16)          (0.13)
                                                        ------------    ------------    ------------    ------------
Capital transactions.................................           --              --              --              --
                                                        ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD.......................     $  10.46        $   9.69        $  10.17        $  10.73
                                                        =============   =============   =============   =============
Total Return (excludes sales charge).................         8.61%(a)       -2.30%(a)        4.38%(a)       10.25%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000).................     $ 65,681        $ 26,058        $ 48,959        $ 32,580
  Ratio of expenses to average net assets............         1.57%(b)        1.33%(b)        1.01%(b)        1.32%(b)
  Ratio of net investment income to average net
    assets...........................................        -0.08%(b)       -0.11%(b)        1.31%(b)        2.39%(b)
  Ratio of expenses to average net assets*...........         1.82%(b)        1.58%(b)        1.26%(b)        1.57%(b)
  Ratio of net investment income to average net
    assets*..........................................        -0.33%(b)       -0.36%(b)        1.06%(b)        2.14%(b)
  Portfolio Turnover Rate............................           23%             37%             71%             14%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized. The quoted return of the Portfolio includes performance of certain collective trust portfolio ("Commingled") accounts for the periods from June 30, 1985, November 30, 1985, June 30, 1985, and November 30, 1985,
    respectively, to the mutual fund's commencement of operations.

(b) Annualized

(c) Commencement of the Funds began September 20, September 19, September 23, and September 24, respectively.

                       See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                              Semi-Annual Report


1st Source
Monogram Logo
Funds(TM)





                                                              Semi-Annual Report
                                                               December 31, 1996



1st Source
Monogram Logo
Funds(TM)




INVESTMENT ADVISER
1st Source Bank
100 North Michigan Street
South Bend, IN 46634



DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219



FOR ADDITIONAL INFORMATION CALL:
1-800-766-8938

This material must be preceded or accompanied by a current prospectus.


2/97